Property and Equipment	12 Months Ended
Nov. 30, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

	November 30,
(in millions)	2017	2016
Ships and ship improvements	$46,744	$44,122
Ships under construction	790	725
Other property and equipment	3,331	2,677
Total property and equipment	50,865	47,524
Less accumulated depreciation	(16,435)	(15,095)
	$34,430	$32,429

Capitalized interest amounted to $28 million in 2017, $26 million in 2016 and $22 million in 2015.

Sales of Ships

In April 2017, we transferred an EAA segment 1,550-passenger capacity ship under a bareboat charter agreement which was accounted for as a sale.

In July 2017, we entered into a bareboat charter agreement, which will be accounted for as a sale, for an EAA segment 1,300-passenger capacity ship. The ship will be transferred to the charterer in April 2018.

In September 2017, we entered into an agreement to sell an EAA segment 700-passenger capacity ship. The ship will be transferred to the buyer in March 2018.